SUBSEQUENT EVENTS (Details Narrative) - USD ($)				1 Months Ended					12 Months Ended
	Jul. 13, 2021	Mar. 11, 2021	Feb. 12, 2021	Mar. 22, 2021	Feb. 22, 2021	Jan. 28, 2021	Jan. 27, 2021	Jan. 26, 2021	Dec. 31, 2020	Dec. 31, 2019	Jun. 30, 2021	Feb. 26, 2021	May 14, 2019
Reverse stock split ratio				1 for 75
Cancellation of warrants to purchase shares of common stock	5,700,000
Debt settlement									$ 41,264	$ 0
Accrued interest									1,661,208	843,136	$ 470,922
Common stock value									$ 3,308	$ 169,828	$ 4,283
Common stock, Shares issued									33,075,711	1,698,279,820	42,838,120
Note Purchase Agreement [Member] | Bucktown Capital LLC [Member]
Common stock, Shares issued									2,479,976,812	1,698,279,820
Debt instrument, maturity date	Jan. 01, 2022
Cash payment desription	Company will make quarterly cash payments to BCL equal to $250,000. The Company may choose the frequency and amount of each payment (subject to a minimum payment of $50,000) during each applicable quarter so long as the aggregate amount paid during each quarter is equal to $250,000
Debt instrument, interest rate	8.00%
Debt instrument, principal amount	$ 1,580,000
Iliad [Member]
Debt settlement							$ 35,830
Accrued interest							$ 681,170
Common stock, Shares issued							30,000,000
Class C Preferred Stock [Member]
Preferred stock, description					GHS purchased a second tranche of 250 shares of Class C preferred stock for $250,000.	GHS purchased the first tranche of 500 shares for $500,000.
Undesignated preferred stock						1,500
Preferred stock exchange in shares						1,010
Class D Preferred Stock [Member]
Undesignated preferred stock		2,000
Purchase agreement, description		the Company entered into a purchase agreement with GHS whereby GHS agreed to purchase, in tranches, up to $2,000,000 of Class D preferred stock in exchange for 2,000 shares of Class D preferred stock. GHS purchased the first tranche of 500 shares for $500,000. On March 19, 2021, GHS purchased the second tranche of 500 shares of Class D preferred stock for $500,000. On March 26, 2021 GHS purchased the third tranche of 500 shares of Class D preferred stock for $500,000. On April 1, 2021, GHS purchased the fourth tranche of 500 shares of Class D preferred stock for $500,000.
Energy Wyze, LLC [Member]
Purchase price								$ 75,000
Ownership percantage								100.00%
Remaining balance								$ 50,000
Limited liability, description								the form of a 180 day Seller Note to be retired in conjunction with any capital raise associated with the intended up listing to a national exchange. The Seller Note would be extendable for a period of 90 days at the Buyer’s option, furthermore the note can be converted at any time by the sellers into Common Stock during the initial 180-day period based on the 10 Day Volume Weighted Average Price (VWAP).
Restricted common stock								$ 450,000
Purchase amount									$ 25,000
Box Pure Air LLC [Member]
Cancellation of warrants to purchase shares of common stock	5,700,000
Common stock value			$ 500,000
Ownership percantage			51.00%
Common stock, Shares issued												168,350	156,058,751
UAHC Ventures [Member]
Debt settlement							$ 136,333
Accrued interest							$ 2,253,667
Common stock, Shares issued							100,000,000
July 1, 2021 [Member]
Vesting amount									50,000
Individual balance									$ 100,000